Income taxes	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income taxes [Text Block]

24. Income taxes

(a) Income tax expense

The income tax recorded in the consolidated statements of loss for the years ended December 31, 2019 and 2018 is presented as follows:

	2019	2018
	$	$

Current income tax
Expense for the year	797	797
Adjustment in respect of prior years	-	25
Current income tax expense	797	822

Deferred income tax (Note 24 (b)):
Origination and reversal of temporary differences	(45,186)	(36,471)
Impact of changes in tax rates	98	253
Change in unrecognized deductible temporary differences	3,891	25
Adjustments in respect of prior years	-	223
Deferred income tax recovery	(41,197)	(35,970)
Income tax recovery	(40,400)	(35,148)

The provision for income taxes presented in the consolidated statements of loss differs from the amount that would arise using the statutory income tax rate applicable to income of the consolidated entities, as a result of the following:

	2019	2018
	$	$

Loss before income taxes	(274,595)	(140,735)

Income tax provision calculated using the combined Canadian federal
and provincial statutory income tax rate	(73,042)	(37,576)
Increase (decrease) in income taxes resulting from:
Non-deductible expenses, net	738	719
Non-deductible portion of capital losses, net	4,877	856
Non-deductible (non-taxable) foreign exchange loss (gain)	(357)	787
Tax rate changes of deferred income taxes	98	253
Differences in foreign statutory tax rates	19,758	(1,043)
Foreign withholding taxes	584	583
Share of equity loss of associates	2,954	-
Tax benefits not recognized	3,891	25
Other, net	99	248
Total income tax recovery	(40,400)	(35,148)

The 2019 Canadian federal and provincial statutory income tax rate is 26.6% (26.7% in 2018). The 2019 effective tax rate reflects an income tax expense of $0.1 million relating to the reduction of the Québec tax rate from 11.6% to 11.5% in 2020. The 2018 effective tax rate reflects an income tax expense of $0.3 million relating to the reduction of the Québec tax rate from 11.7% to 11.5% in 2020. .

(b) Deferred income taxes

The components that give rise to deferred income tax assets and liabilities are as follows:

	December 31,	December 31,
	2019	2018
	$	$
Deferred tax assets:
Stream interests	28,826	7,133
Deferred and restricted share units	2,865	2,032
Share and debt issue expenses	(113)	989
Other assets	149	120
Non-capital losses	170	-
	31,897	10,274
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(77,641)	(88,787)
Convertible debentures	(3,632)	(4,866)
Investments	1,911	(3,898)
	(79,362)	(97,551)
Deferred tax liability, net	(47,465)	(87,277)

Deferred tax assets and liabilities have been offset in the balance sheets where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

             The 2019 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

	Dec. 31, 2018	Statement of loss	Equity	Other comprehen-sive income	Translation adjustments	Dec. 31, 2019
	$	$	$	$	$	$
Deferred tax assets:
Stream interests	7,133	21,693	-	-	-	28,826
Share and debt issue expenses	989	(1,036)	(66)	-	-	(113)
Deferred and restricted share units	2,032	726	107	-	-	2,865
Non-capital losses	-	170	-	-	-	170
Other assets	120	29	-	-	-	149

Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(88,787)	11,769	-	(949)	326	(77,641)
Investments	(3,898)	6,612	-	(803)	-	1,911
Convertible debentures	(4,866)	1,234	-	-	-	(3,632)
	(87,277)	41,197	41	(1,752)	326	(47,465)

The 2018 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

	Dec. 31, 2017	Statement of loss	Equity	Other comprehen-sive income	Translation adjustments	Dec. 31, 2018
	$	$	$	$	$	$
Deferred tax assets:
Stream interests	7,793	(660)	-	-	-	7,133
Share and debt issue expenses	2,286	(1,297)	-	-	-	989
Deferred and restricted share units	2,032	(140)	140	-	-	2,032
Non-capital losses	1,015	(1,015)	-	-	-	-
Other assets	223	(103)	-	-	-	120

Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(123,772)	37,574	-	(2,038)	(551)	(88,787)
Investments	(10,054)	192	-	5,964	-	(3,898)
Convertible debentures	(6,047)	1,181	-	-	-	(4,866)
Other liabilities	(238)	238	-	-	-	-
	(126,762)	35,970	140	3,926	(551)	(87,277)

(c) Unrecognized deferred tax liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2019, is $39.1 million ($76.8 million as at December 31, 2018). No deferred tax liabilities are recognized on the temporary differences associated with investments in subsidiaries because the Company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.